UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2004

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-888-622-3175, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of May 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	19.8	15.1
2 - 2.99%	40.4	29.1
3 - 3.99%	10.6	11.7
4 - 4.99%	2.6	2.1
5 - 5.99%	6.5	10.5
6 - 6.99%	10.3	12.8
7% and over	4.8	5.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of May 31, 2004
6 months ago
Years	2.7	2.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2004
6 months ago
Years	2.4	2.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Mortgage Securities 4.6%		Mortgage Securities 5.1%
	CMOs and Other Mortgage Related Securities 5.5%		CMOs and Other Mortgage Related Securities 5.7%
	U.S. Treasury Obligations 36.8%		U.S. Treasury Obligations 33.7%
	U.S. Government Agency Obligations 47.9%		U.S. Government Agency Obligations 46.3%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 9.2%
* Futures and Swaps	8.5%	** Futures and Swaps	4.9%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 84.7%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 47.9%
Fannie Mae:
1.875% 9/15/05	$ 35,000,000	$ 34,825,630
2.375% 2/15/07	8,450,000	8,249,498
2.5% 6/15/06	3,285,000	3,257,577
2.625% 11/15/06	5,585,000	5,517,131
3.25% 1/15/08	5,210,000	5,128,182
5.5% 3/15/11	95,000	99,047
6.25% 2/1/11	575,000	614,508
6.25% 7/19/11	12,000,000	12,077,316
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	9,550,000	10,204,290
Federal Home Loan Bank:
1.5% 8/19/05	8,875,000	8,801,950
5.8% 9/2/08	20,115,000	21,459,205
Freddie Mac:
1.5% 8/15/05	9,780,000	9,705,858
2.875% 9/15/05	39,125,000	39,456,858
2.875% 12/15/06	38,495,000	38,234,235
3.625% 9/15/08	21,053,000	20,715,689
4.375% 2/4/10	12,200,000	12,002,872
5.125% 8/20/12	3,800,000	3,771,101
5.875% 3/21/11	475,000	497,316
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	962,516	1,024,877
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	45,602	46,142
Series 1993-D, 5.23% 5/15/05	74,040	75,115
Series 1994-F, 8.187% 12/15/04	446,043	453,617
Series 1995-A, 6.28% 6/15/04	352,353	353,202
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1992-A, 7.02% 9/1/04	521,623	529,510
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	1,242,308	1,364,985
State of Israel (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,767,225
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		241,232,936
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 36.8%
U.S. Treasury Bonds 11.75% 2/15/10	$ 1,199,000	$ 1,282,603
U.S. Treasury Notes:
1.625% 2/28/06	40,920,000	40,382,925
2.375% 8/15/06 (b)	63,000,000	62,589,050
2.625% 11/15/06	27,100,000	26,968,728
2.625% 5/15/08	19,289,000	18,681,705
3% 2/15/09	10,000,000	9,674,220
3.25% 1/15/09	15,000,000	14,687,115
6% 8/15/09	10,000,000	10,996,090
TOTAL U.S. TREASURY OBLIGATIONS		185,262,436
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $430,723,702)		426,495,372
U.S. Government Agency - Mortgage Securities - 4.6%

Fannie Mae - 3.4%
5.5% 1/1/09 to 11/1/17	3,519,779	3,600,297
6% 9/1/08 to 10/1/16	5,092,245	5,307,824
6.5% 2/1/10 to 4/1/33	2,822,121	2,937,422
6.5% 6/1/19 (a)	2,209,417	2,331,625
6.5% 6/1/34 (a)	471,995	488,810
7% 1/1/10 to 6/1/31	863,341	918,358
7% 6/1/19 (a)	141,391	150,405
8% 8/1/09	58,447	62,034
9% 2/1/13 to 8/1/21	403,857	448,199
9.5% 5/1/09 to 11/1/21	37,210	40,603
10.5% 5/1/10 to 8/1/20	91,862	103,433
11% 11/1/10 to 9/1/14	432,727	483,031
11.5% 11/1/15 to 7/15/19	347,591	395,265
12% 4/1/15	16,090	18,380
12.5% 3/1/16	23,164	26,499
		17,312,185
Freddie Mac - 0.7%
5% 10/1/33	978,279	941,278
6.5% 5/1/08	87,133	92,429
7.5% 11/1/12	324,574	349,297
8% 9/1/07 to 12/1/09	248,368	262,520
8.5% 7/1/06 to 6/1/14	269,760	287,379
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
9% 12/1/07 to 3/1/22	$ 191,459	$ 209,880
9.5% 1/1/17 to 12/1/22	458,898	510,404
10% 1/1/09 to 6/1/20	197,253	217,670
10.5% 9/1/16 to 5/1/21	72,446	79,926
11% 12/1/11	2,995	3,316
11.5% 10/1/15	6,153	6,961
12% 9/1/11 to 11/1/19	34,486	39,041
12.25% 11/1/14	27,760	31,544
12.5% 8/1/10 to 6/1/19	365,830	415,059
		3,446,704
Government National Mortgage Association - 0.5%
8% 11/15/09 to 12/15/23	1,867,483	2,013,038
8.5% 5/15/16 to 3/15/17	54,240	60,105
10.5% 1/15/16 to 1/15/18	206,981	232,598
11% 10/20/13	5,714	6,388
12.5% 11/15/14	65,832	75,427
13.5% 7/15/11	12,170	14,079
		2,401,635
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,501,329)		23,160,524
Collateralized Mortgage Obligations - 5.5%

U.S. Government Agency - 5.5%
Fannie Mae:
floater Series 1994-42 Class FK, 3.26% 4/25/24 (c)	3,000,000	3,059,036
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	5,000,000	5,234,155
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	965,602	964,395
floater Series 2002-74 Class FV, 1.55% 11/25/32 (c)	3,892,202	3,915,387
planned amortization class:
Series 2001-80 Class PH, 6% 12/25/27	109,702	109,752
Series 2002-55 Class PA, 5.5% 3/25/18	75,605	75,596
Series 2002-8 Class PD, 6.5% 7/25/30	1,339,440	1,389,841
Series 2002-50 Class LE, 7% 12/25/29	326,475	335,557
Series 2003-122 Class ZG, 5% 12/25/23	245,674	245,376
Series 2004-21 Class ZJ, 5.5% 6/25/32	296,874	297,414
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 1.5% 11/15/32 (c)	$ 1,906,315	$ 1,910,597
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	2,472,364	2,568,872
Series 2435 Class EL, 6% 9/15/27	229,147	229,776
Series 2461 Class PG, 6.5% 1/15/31	1,043,143	1,076,650
Series 2466 Class DE, 6.5% 4/15/30	604,733	609,839
Series 2473 Class JB, 5.5% 2/15/29	322,384	324,602
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	3,233,235	3,466,605
Series 2303 Class VT, 6% 2/15/12	109,233	109,231
Series 2749 Class MZ, 5% 2/15/24	166,184	166,643
Series 2802:
Class Z, 5.5% 4/15/33	850,000	841,500
Class ZL, 6% 4/14/34	525,000	523,359
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	368,268	374,355
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,929,572)		27,828,538
Cash Equivalents - 5.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.04%, dated 5/28/04 due 6/1/04) (Cost $25,186,000)	$ 25,188,920	25,186,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $506,340,603)		502,670,434
NET OTHER ASSETS - 0.2%		800,292
NET ASSETS - 100%		$ 503,470,726
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.1905% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	May 2006	$ 17,290,000	$ (223,573)
Receive quarterly a fixed rate equal to 2.369% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	May 2006	21,000,000	(195,382)
Receive quarterly a fixed rate equal to 2.6165% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Oct. 2006	5,000,000	(53,821)
		$ 43,290,000	$ (472,776)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $273,206.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $400,091,916 and $396,041,462, respectively.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $9,969,000 of which $5,800,000 and $4,169,000 will expire on November 30, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $25,186,000) (cost $506,340,603) - See accompanying schedule		$ 502,670,434
Cash		194
Receivable for investments sold		36,872
Receivable for fund shares sold		1,079,576
Interest receivable		4,018,428
Total assets		507,805,504

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,970,749
Payable for fund shares redeemed	653,248
Distributions payable	47,412
Unrealized loss on swap agreements	472,776
Accrued management fee	188,669
Other affiliated payables	1,924
Total liabilities		4,334,778

Net Assets		$ 503,470,726
Net Assets consist of:
Paid in capital		$ 517,503,299
Distributions in excess of net investment income		(120,891)
Accumulated undistributed net realized gain (loss) on investments		(9,768,737)
Net unrealized appreciation (depreciation) on investments		(4,142,945)
Net Assets, for 52,226,748 shares outstanding		$ 503,470,726
Net Asset Value, offering price and redemption price per share ($503,470,726 ÷ 52,226,748 shares)		$ 9.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2004 (Unaudited)

Investment Income
Interest		$ 6,665,055
Security lending		44,759
Total income		6,709,814

Expenses
Management fee	$ 1,168,180
Non-interested trustees' compensation	1,273
Miscellaneous	116
Total expenses before reductions	1,169,569
Expense reductions	(3,374)	1,166,195
Net investment income (loss)		5,543,619
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	539,374
Swap agreements	330,123
Total net realized gain (loss)		869,497
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,201,320)
Swap agreements	(300,544)
Total change in net unrealized appreciation (depreciation)		(4,501,864)
Net gain (loss)		(3,632,367)
Net increase (decrease) in net assets resulting from operations		$ 1,911,252

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,543,619	$ 13,538,999
Net realized gain (loss)	869,497	6,341,502
Change in net unrealized appreciation (depreciation)	(4,501,864)	(6,055,042)
Net increase (decrease) in net assets resulting from operations	1,911,252	13,825,459
Distributions to shareholders from net investment income	(5,801,457)	(13,734,706)
Share transactions Net proceeds from sales of shares	93,945,985	242,680,304
Reinvestment of distributions	5,502,457	12,958,380
Cost of shares redeemed	(119,150,228)	(230,608,437)
Net increase (decrease) in net assets resulting from share transactions	(19,701,786)	25,030,247
Total increase (decrease) in net assets	(23,591,991)	25,121,000

Net Assets
Beginning of period	527,062,717	501,941,717
End of period (including distributions in excess of net investment income of $120,891 and undistributed net investment income of $136,947, respectively)	$ 503,470,726	$ 527,062,717
Other Information Shares
Sold	9,620,882	24,805,945
Issued in reinvestment of distributions	564,080	1,322,306
Redeemed	(12,222,535)	(23,559,188)
Net increase (decrease)	(2,037,573)	2,569,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.71	$ 9.51	$ 9.19	$ 9.11	$ 9.48
Income from Investment Operations
Net investment income (loss)D	.104	.236	.376F	.562	.596	.579
Net realized and unrealized gain (loss)	(.065)	.004	.206F	.329	.079	(.362)
Total from investment operations	.039	.240	.582	.891	.675	.217
Distributions from net investment income	(.109)	(.240)	(.382)	(.571)	(.595)	(.587)
Net asset value, end of period	$ 9.64	$ 9.71	$ 9.71	$ 9.51	$ 9.19	$ 9.11
Total ReturnB,C	.39%	2.48%	6.25%	9.96%	7.70%	2.37%
Ratios to Average Net AssetsE
Expenses before expense reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of voluntary waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.44%	.45%	.44%	.44%	.44%
Net investment income (loss)	2.13%A	2.42%	3.92%F	5.98%	6.57%	6.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 503,471	$ 527,063	$ 501,942	$ 406,591	$ 341,778	$ 415,722
Portfolio turnover rate	164%A	289%	219%	173%	91%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Institutional Short - Intermediate Government Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,060,515
Unrealized depreciation	(5,314,367)
Net unrealized appreciation (depreciation)	$ (4,253,852)
Cost for federal income tax purposes	$ 506,924,286

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

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2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

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7. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $3,374.

8. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

ISIG-USAN-0704
1.786814.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV: Fidelity Institutional Short-Intermediate Government Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV: Fidelity Institutional Short-Intermediate Government Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 5, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 5, 2004